Note 22 - Derivatives	6 Months Ended
Jun. 30, 2024
Notes to Financial Statements
Derivative Instruments and Hedging Activities Disclosure [Text Block]

22. Derivatives:

(a) Interest rate and Cross-currency swaps and interest rate caps that meet the criteria for hedge accounting: The Company manages its exposure to floating interest rates and foreign currencies by entering into interest rate swaps, interest rate caps and cross-currency rate swap agreements with varying start and maturity dates.

The interest rate swaps are designed to hedge the variability of interest cash flows arising from floating rate debt, attributable to movements in three-month or six-month SOFR. According to the Company’s Risk Management Accounting Policy, after putting in place the formal documentation at the inception of the hedging relationship, as required by ASC 815, these interest rate derivatives instruments qualified for hedge accounting. The change in the fair value of the interest rate derivative instruments that qualified for hedge accounting is recorded in “Accumulated Other Comprehensive Income” and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings and is presented in Interest and finance costs. The change in the fair value of the interest rate derivative instruments that did not qualify for hedge accounting is recorded in Gain / (loss) on derivative instruments.

During the year ended December 31, 2023, the Company entered into four interest rate cap agreements with a facility counterparty relating to the loans discussed in Notes 11.A.12, 11.A.21 and 11.A.30, with an aggregate notional amount of $333,727 to limit the maximum interest rate on the variable-rate debt of the mentioned loans and limit exposure to interest rate variability when three-month SOFR or Daily Compounded SOFR exceeds 2.53%-3.50%. In addition, during the same period, the Company entered into two interest rate cap agreements with a facility counterparty relating to the loans discussed in Note 11.A.25 and Note 11.A.16, with an aggregate notional amount of $310,646 to limit the maximum interest rate on the variable-rate debt of the mentioned loans and limit exposure to interest rate variability when three-month SOFR or Daily Compounded SOFR exceeds 2.74%-3.00%. The interest rate caps were accounted for as cash flow hedges because they are expected to be highly effective in hedging exposure to variable rate interest payments under the respective loans. The Company assessed at the inception of these interest rate caps that only intrinsic value shall be included in the assessment of hedge effectiveness. The Company paid a premium of $21,062 in aggregate, representing the time value of the interest rate caps at their inception. The time value has been excluded from the assessment of hedge effectiveness and is being recognized in earnings using a systematic and rational method over the duration of the respective interest rate caps. Changes in the fair value of the interest rate caps are reported within Accumulated other comprehensive income. The interest rate caps mature during the period from 2024 to 2029.

Furthermore, during the year ended December 31, 2023, the Company entered into an interest rate swap agreement with a notional amount of $45,231, which met hedge accounting criteria according to ASC 815 related to the loan discussed in Note 11.A.10.

During the six-month period ended June 30, 2024, the Company terminated the interest rate cap related to the loan discussed in Note 11.A.14, amended the interest rate cap related to the loan discussed in Note 11.A.16 and received the aggregate amount of $777, which is included in Gain/ (loss) on derivative instruments, net in the accompanying 2024 statement of income.

During the six-month period ended June 30, 2023, the Company terminated the interest rate caps related to the loans discussed in Note 11.A.3, 11.A.12, 11.A.15, 11.A.16 and 11.A.18 and received the aggregate amount of $9,217, which is included in Gain/ (loss) on derivative instruments, net in the accompanying 2023 statement of income. Additionally, the Company terminated three interest rate swaps relating to the loan discussed in Note 11.A.4 and received the amount of $7,597 in aggregate, which is included in Gain/ (loss) on derivative instruments, net in the accompanying 2023 statement of income.

The fair value of the interest rate cap derivative instruments outstanding as of December 31, 2023 and June 30, 2024 amounted to an asset of $26,417 and an asset of $25,727, respectively, and is included in the Fair value of derivatives current and non-current in the accompanying December 31, 2023 and June 30, 2024 consolidated balance sheets.

As of June 30, 2024, the notional amount of the two cross-currency swaps was $122,375 in the aggregate. The principal terms of the two cross-currency swap agreements are as follows:

Effective date	Termination date	Notional amount (Non-amortizing) on effective date in Euro	Notional amount (Non-amortizing) on effective date in USD	Fixed rate (Costamare receives in Euro)	Fixed rate (Costamare pays in USD)	Fair value June 30, 2024 (in USD)

21/5/2021	21/11/2025	€50,000	$61,175	2.70%	4.10%	$(7,394)
25/5/2021	21/11/2025	€50,000	$61,200	2.70%	4.05%	$(7,424)
Total fair value						$(14,818)

At December 31, 2023 and June 30, 2024, the Company had interest rate swap agreements, cross-currency rate swap agreements and interest rate cap agreements with an outstanding notional amount of $1,260,171 and $1,147,527 respectively. The fair value of these derivatives outstanding as at December 31, 2023 and June 30, 2024 amounted to a net asset of $35,475 and a net asset of $34,170, respectively, and these are included in the accompanying consolidated balance sheets. The maturity of these derivatives range between November 2025 and March 2031.

The estimated net amount that is expected to be reclassified within the next 12 months from Accumulated Other Comprehensive Income / (Loss) to earnings in respect of the settlements on interest rate swap, cross-currency rate swap and interest rate cap amounts to $17,064.

(b) Interest rate swaps/ interest rate caps/ cross currency swaps that do not meet the criteria for hedge accounting: As of June 30, 2024, the Company did not hold any interest rate swaps or interest rate caps or cross currency swaps that do not qualify for hedge accounting.

(c) Foreign currency agreements: As of June 30, 2024, the Company holds 18 Euro/U.S. dollar forward agreements totaling $60,600 at an average forward rate of Euro/U.S. dollar 1.0798, expiring in monthly intervals up to December 2025.

Additionally, as of June 30, 2024, the Company through CBI was engaged in two Singapore dollar/U.S. dollar forward agreements totaling $4,232 at an average forward rate of Singapore dollar/U.S. dollar 1.3363, with settlements up to October 2024.

As of December 31, 2023, the Company holds 24 Euro/U.S. dollar forward agreements totaling $78,600 at an average forward rate of Euro/U.S. dollar 1.0730, expiring in monthly intervals up to December 2025.

The total change of forward contracts fair value for the six-month period ended June 30, 2024, was a loss of $3,261 (gain of $909 for the six-month period ended June 30, 2023) and is included in Gain / (Loss) on derivative instruments, net in the accompanying consolidated statements of income. The fair value of the forward contracts as at December 31, 2023 and June 30, 2024, amounted to an asset of $3,529 and a net asset of $268, respectively.

(d) Forward Freight Agreements (“FFAs”), Bunker swap agreements and EUA futures: As of December 31, 2023 and June 30, 2024, the Company had a series of bunker swap agreements, none of which qualify for hedge accounting. The fair value of these derivatives outstanding as of December 31, 2023 and June 30, 2024 amounted to a net liability of $2,510 and a net asset of $1,579, respectively.

As of June 30, 2024, the Company had a series of EUA futures, none of which qualify for hedge accounting. The fair value of these derivatives outstanding as of June 30, 2024 amounted to an asset of $320.

As of December 31, 2023 and June 30, 2024, the Company had a series of FFAs, none of which qualify for hedge accounting. The fair value of these derivatives outstanding as of December 31, 2023 and June 30, 2024 amounted to a net asset of $11,211 and a net asset of $34,582, respectively. Following ASC 815 provisions and on the basis that enforceable master netting arrangement exists, the Company adopted net presentation for the assets and liabilities of these instruments. As of December 31, 2023 and June 30, 2024, the Company deposited cash collateral related to its FFA derivative instruments, bunker swaps and EUAs of $13,748 and $10,840 respectively, which is recorded within margin deposits in the accompanying consolidated balance sheets. The amount of collateral to be posted is defined in the terms of the respective agreement executed with counterparties and is required when the agreed upon threshold limits are exceeded. The following tables present, as of June 30, 2024, gross and net derivative assets and liabilities by contract type:

	Derivatives	Derivatives
	Assets-Current	Assets-Non-Current
FFAs*	$34,962	$6,775
Bunker swaps*	1,692	322
Interest rate swaps	7,814	15,447
Interest rate caps	14,091	11,636
EUA Futures	95	225
Forward currency contracts	172	145
Total gross derivative contracts	$58,826	$34,550

Amounts offset
Counterparty netting*	(7,041)	(351)
Total derivative assets, June 30, 2024	$51,785	$34,199

	Derivatives	Derivatives
	Liabilities-Current	Liabilities-Non-Current
FFAs*	$(6,804)	$(351)
Bunker swaps*	(435)	-
Cross-currency rate swaps	(4,841)	(9,977)
Forward currency contracts	(49)	-
Total gross derivative contracts	$(12,129)	$(10,328)

Amounts offset
Counterparty netting*	7,041	351
Total derivative liabilities, June 30, 2024	$(5,088)	$(9,977)

* The Company has adopted net presentation for assets and liabilities related to FFA derivative instruments and bunker swaps.

The Effect of Derivative Instruments for the six-month periods ended
June 30, 2023 and 2024
Derivatives in ASC 815 Cash Flow Hedging Relationships
	Amount of Gain / (Loss) Recognized in Accumulated OCI on Derivative
	2023	2024
Interest rate swaps and cross-currency swaps	$(5,967)	$15,792
Interest rate caps (included component)	20,316	5,054
Interest rate caps (excluded component) (1)	(15,063)	(5,371)
Reclassification to Interest and finance costs	(8,155)	(12,942)
Reclassification of amount excluded from the interest rate caps assessment of hedge effectiveness based on an amortization approach to Interest and finance costs	1,272	3,060
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation	31	31
Total	$(7,566)	$5,624

(1)	Excluded component represents interest rate caps instruments time value.

Derivatives Not Designated as Hedging Instruments under ASC 815
	Location of Gain / (Loss) Recognized in Gain / (Loss) on derivative instruments, net	Amount of Gain / (Loss) Recognized in Gain / (Loss) on derivative instruments, net
		2023	2024
Interest rate swaps / caps	Gain / (loss) on derivative instruments, net	$11,877	$696
Forward Freight Agreements	Gain / (loss) on derivative instruments, net	(19,724)	18,934
Bunker swap agreements	Gain / (loss) on derivative instruments, net	(48)	5,162
EUA Futures	Gain / (loss) on derivative instruments, net	-	253
Forward currency contracts	Gain / (loss) on derivative instruments, net	909	(3,261)
Total		$(6,986)	$21,784